Net Foreign Exchange Gain (Loss) (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of effect of changes in foreign exchange rates [text block] [Abstract]
Schedule of net foreign exchange income
	For the years ended December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$
Net foreign exchange gain (loss)
Net (losses)/gains from currency exchange differences	(481,340)	90,133	(89,893)
Hedging derivatives	587,976	(27,624)	362,374
Gain/(loss) from assets indexed to foreign currency	18,795	(3,512)	7,376
Total	125,431	58,997	279,857